  November 18, 2016

Summary
Prospectus

Victory RS Small Cap Growth Fund

Class A   RSEGX

Class C   REGWX

Class R   RSEKX

Class Y   RSYEX

Before you invest, you may want to review the Fund's Statutory Prospectus and Statement of Additional Information, both of which are dated November 18, 2016 and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.

You can find the Fund's Prospectus and other information about the Fund online at www.VictoryFundLiterature.com

You may also obtain this information at no cost by calling (800) 539-3863 or by sending an e–mail request to VictoryMail@vcm.com.

You may also obtain this information at no cost from your financial intermediary.

RSInvestments.com
800-539-3863

VICTORY RS Small Cap Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.19%	0.21%	0.29%	0.21%
Total Annual Fund Operating Expenses	1.39%	2.16%	1.74%	1.16%
Fee Waiver/Expense Reimbursement[3]	0.00%	0.00%	0.00%	-0.03%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.39%	2.16%	1.74%	1.13%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.16%, 1.86% and 1.13% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Small Cap Growth Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148
Class C	$319	$676	$1,159	$2,493
Class R	$177	$548	$944	$2,052
Class Y	$115	$362	$632	$1,403

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$219	$676	$1,159	$2,493

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

VICTORY RS Small Cap Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in small-capitalization companies. The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $7.3 billion, based on the size of the largest company in the Index on March 31, 2016), whichever is greater. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company's stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the investment team's expectation of the potential reward relative to risk of each security based in part on the investment team's proprietary earnings calculations. There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

■  Investment Style Risk. A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Small Companies Risk. Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Overweighting Risk. Overweighting investments in companies relative to the Fund's benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

■  Underweighting Risk. When the Fund underweights its investment in companies relative to the Fund's benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's benchmark.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.

VICTORY RS Small Cap Growth Fund Summary (continued)

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Small Cap Growth Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 18.99%

Worst Quarter Fourth Quarter 2008 -25.39%

VICTORY RS Small Cap Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/30/87
Return Before Taxes		-4.68%	11.76%	8.35%	13.08%
Return After Taxes on Distributions		-4.98%	10.81%	7.89%	11.61%
Return After Taxes on Distributions and Sale of Fund Shares		-2.40%	9.23%	6.76%	10.89%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	7.95%	8.76%
CLASS C SHARES	9/6/07	-1.65%	11.79%	—	6.75%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.16%
CLASS R SHARES	1/22/07	-0.26%	12.30%	—	8.27%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.54%
CLASS Y SHARES	5/1/07	0.36%	13.19%	—	8.85%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.38%	10.67%	—	7.03%

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

D. Scott Tracy, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of the Adviser and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Small Cap Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See "Other Information About Purchasing Shares" on page 217 of the Fund's Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

The Victory Funds

4900 Tiedeman Road, 4th Floor
Brooklyn, Ohio 44144

VF-RS-SCG-SUMPRO (11/16)